Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Loan Borrowed		¥ 50,000
Loan One [Member] | China Merchant Bank Co., Ltd [Member]
Lender name	China Merchant Bank Co., Ltd.
Loan Term	1 year
Loan Borrowed	¥ 50,000
Interest Rate	4.15%		4.15%
Collateral Value	¥ 55,810		$ 8,000
Percentage of interest bearing on deposit	2.63%		2.63%
Debt instrument, maturity	The borrowing was repaid in June 2020.